Offerings - Offering: 1	Apr. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Amount Registered | shares	18,175,323
Proposed Maximum Offering Price per Unit	27.38
Maximum Aggregate Offering Price	$ 497,640,343.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,724.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the common units representing limited partner interests in USA Compression Partners, LP, a Delaware limited partnership (the "Registrant"), being registered for the selling unitholder named herein include such indeterminate number of common units as may be issuable as a result of unit splits, dividends or similar transactions. With respect to the offering of common units by the selling unitholder named herein, the proposed maximum offering price per common unit will be determined from time to time in connection with, and at the time of, the sale by the holder of such securities. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price is based on the average high and low sale prices for the Registrant's common units on April 6, 2026 as reported on the New York Stock Exchange.